Segment Data Recast for Discontinued Operations - Summarized Financial Information (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 1,861,386	$ 2,027,614	$ 2,145,958	$ 1,838,209	$ 1,735,448	$ 1,792,147	$ 1,618,049	$ 1,447,263	$ 1,554,118	$ 3,573,657	$ 3,001,381	$ 5,719,615	$ 4,619,430	$ 7,747,229	$ 6,411,577
Operating income (loss)	84,150	97,647	131,284	120,797	79,332	140,624	128,298	104,056	103,021	200,129	207,077	331,413	335,375	429,060	475,999
Electric Power Infrastructure [Member]
Segment Reporting Information [Line Items]
Revenues	1,240,292	1,364,081	1,396,157	1,252,842	1,289,591	1,219,786	1,065,669	1,061,321	1,195,186	2,542,433	2,256,507	3,938,590	3,322,176	5,302,671	4,541,962
Operating income (loss)	108,992	101,296	104,365	112,836	144,488	146,575	122,973	121,324	132,483	257,324	253,807	361,689	376,780	462,985	523,355
Oil and Gas Infrastructure Services [Member]
Segment Reporting Information [Line Items]
Revenues	621,094	663,533	749,801	585,367	445,857	572,361	552,380	385,942	358,932	1,031,224	744,874	1,781,025	1,297,254	2,444,558	1,869,615
Operating income (loss)	24,147	53,562	74,824	55,583	(21,172)	50,669	49,873	27,644	10,357	34,411	38,001	109,235	87,874	162,797	138,543
Corporate and Non-Allocated Costs [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	$ (48,989)	$ (57,211)	$ (47,905)	$ (47,622)	$ (43,984)	$ (56,620)	$ (44,548)	$ (44,912)	$ (39,819)	$ (91,606)	$ (84,731)	$ (139,511)	$ (129,279)	$ (196,722)	$ (185,899)